Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income	$ 4,579,040	$ 11,336,005	$ 15,514,521	$ 15,912,866
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization expense	8,415,174	7,060,351	9,614,859	7,179,943
Amortization of deferred financing costs and bank fees	627,961	658,089	949,929	592,225
Unrealized loss (gain) on derivative instruments	2,123,246	(183,287)	(1,101,239)	(362,176)
(Income) loss on equity method investee			(10,224)	67,912
Provision for doubtful accounts	(385,010)	0	652,318	851,591
Write off of unamortized financing costs	241,522	0
Amortization of discount on related party long-term debt	322,947	0	1,117,231	0
Imputed interest on related party long-term debt	0	793,222
Change in operating assets and liabilities:
Accounts receivable	14,610,555	1,018,218	(15,730,720)	(9,936,096)
Other receivables	(154,022)	(56,781)	285,224	(143,172)
Bunker inventory	22,183	(4,490,193)	(7,215,740)	3,937,289
Advance hire, prepaid expenses and other current assets	1,770,164	687,302	(2,233,596)	(3,170,792)
Other non-current assets	(236,223)	0	(410,312)	0
Account payable, accrued expenses and other current liabilities	(4,570,546)	2,343,788	16,927,622	(4,461,165)
Other current liabilities	(657,491)	(381,011)	24,533	427,653
Deferred revenue	(10,292,538)	147,241	2,733,051	4,980,645
Net cash provided by operating activities	16,416,962	18,932,944	21,117,457	15,876,723
Investing activites
Purchase of vessels	(38,288,452)	(75,588,933)	(49,736,191)	(96,768,542)
Sale of vessels	19,331,787	0
Deposits on newbuildings in-process	(6,960,499)	0	(31,900,000)	0
Drydocking costs	(3,639,677)	0	(731,285)	(3,985,559)
Purchase of building and equipment	(558,376)	(92,388)	(112,899)	(601,268)
Deposits on vessel purchase			(1,500,000)
Acquisition of interest in equity method investee			0	(50,000)
Net cash used in investing activities	(30,115,217)	(75,681,321)	(83,980,375)	(101,405,369)
Financing activities
Proceeds of related party debt	4,750,000	21,559,972	29,554,972	26,502,823
Payments on related party debt	(54,507)	(203,582)	(5,274,075)	(10,557,500)
Proceeds from long-term debt	35,500,000	32,205,000	32,205,000	58,312,500
Proceeds from line of credit			0	3,000,000
Payments of financing and issuance costs	(366,800)	(1,595,450)	(1,799,314)	(1,865,893)
Payments on long-term debt	(24,800,657)	(9,713,178)	(14,401,426)	(7,722,636)
Proceeds from issuance of convertible redeemable preferred stock	0	18,199,180	21,899,180	20,564,000
Common stock dividends paid	(100,000)	(100,000)	(100,000)	(1,000,000)
Decrease (increase) in restricted cash	0	687,500	187,500	(396,947)
Distributions to non-controlling interest	0	(176,667)	(176,667)	(349,914)
Net cash provided by financing activities	14,928,036	60,862,775	62,095,170	86,486,433
Net (decrease) increase in cash and cash equivalents	1,229,781	4,114,398	(767,748)	957,787
Cash and cash equivalents at beginning of period	18,927,927	19,695,675	19,695,675	18,737,888
Cash and cash equivalents at end of period	20,157,708	23,810,073	18,927,927	19,695,675
Disclosure of noncash items
Dividends declared, not paid	6,303,622	5,769,050	12,700,000	9,267,305
Issuance of convertible redeemable preferred stock as settlement of accrued dividends	0	213,152	213,152	7,362,935
Issuance of convertible redeemable preferred stock in settlement of notes payable	0	1,385,503	4,429,217	5,675,000
Issuance of convertible redeemable preferred stock in settlement of common stock dividend			0	6,000,000
Beneficial conversion feature of convertible redeemable preferred stock at issuance date	0	5,748,464	8,959,421	4,584,272
Modification of Shareholder loan to on Demand	16,433,108
Imputed interest on related party long-term debt	322,947	793,222	17,873,285	0
Discount on related party long-term debt	0	17,080,063
Transfer of ownership to noncontrolling interest			360,000	0
Cash paid for interest	$ 3,660,117	$ 4,366,007	$ 4,059,340	$ 3,097,021